Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Summary of premises and equipment
Total, premises and equipment	$ 59,235	$ 59,353
Less accumulated depreciation	24,424	23,831
Premises and equipment, net	34,811	35,522
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	9,980	9,952
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,993	35,657
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	12,973	13,473
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 289	$ 271